UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549

                          FORM 13F

                     FORM 13F COVERPAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011.

Check here if Amendment  [  ]; Amendment Number:
This amendment (Check Only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
               Name:              BSW Wealth Partners
               Address:           2336 Pearl Street
                                  Boulder, CO 80302

             13F File Number:

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Raliegh D. Riddoch
Title:              Financial Advisor
Phone:              303-444-9696
Signature,          Place,              and Date of Signing,


Raliegh D. Riddoch  Boulder, CO         October 28, 2011.

Report Type:          [X] 13F HOLDING REPORT.
                      [ ] 13F NOTICE.
                      [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE



FORM 13F SUMMARY PAGE


Report Summary:

Number of other Included Managers:        0
Form 13F Information Table Entry Total:   43
Form 13F Information Table Value Total:   $92,994

List of Other Included Managers:

None






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FORM 13 F INFORMATION TABLE

                                                         VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS       CUSIP   (x $1000 PRN AMT PRN CALL  DSCRETN MANAGERS SOLE   SHARED  NONE


------------------------------------------------------------------------------------------------------------------------

AT & T Inc New             COM               00206R102       328    11510 SH      SOLE                             11510
Amgen Incorporated	   COM               031162100       467     8489 SH      SOLE                              8489
Apple Inc		   COM               037833100       282      740 SH      SOLE                               740
Array Biopharma Inc        COM               04269X105        44    22554 SH      SOLE                             22554
Chevron Corporation        COM               166764100       664     7171 SH      SOLE                              7171
Cobiz Financial Inc        COM               190897108       416    93047 SH      SOLE                             93047
Coca Cola Company          COM               191216100       689    10191 SH      SOLE                             10191
Disney Walt Company        COM               254687106       294     9735 SH      SOLE                              9735
EMC Corp Mass              COM               268648102      1653    78732 SH      SOLE                             78732
Exxon Mobile Corporation   COM               30231G102      1252    17234 SH      SOLE                             17234
General Electric Company   COM               369604103       688    45181 SH      SOLE                             45181
Grainger W W Inc           COM               384802104       549     3670 SH      SOLE                              3670
Hospitality Pptys Trust    COM               44106M102       212    10000 SH      SOLE                             10000
Intl Business Machines     COM               459200101       923     5279 SH      SOLE                              5279
Ishares Gold Trust         GOLD ETF          464285105      1797   113516 SH      SOLE                            113516
Ishares MSCI Cda Idx Fd    EQUITY ETF        464286509      3215   126121 SH      SOLE                            126121
Ishares MSCI Emrg Mkt Fd   EQUITY ETF        464287234      3431    97772 SH      SOLE                             97772
Ishares MSCI Grmny Idx     EQUITY ETF        464286806      5753   305055 SH      SOLE                            305055
Ishares MSCI Gwth Idx Fd   EQUITY ETF        464288885      2564    51449 SH      SOLE                             51449
Ishares MSCI Sweden Idx    Equity ETF        464286756      2844   123691 SH      SOLE                            123691
Ishares S&P N Amer Tech    EQUITY ETF        464287515      3549    68036 SH      SOLE                             68036
Ishares Silver Trust       SILVER ETF        46428Q109       252     8720 SH      SOLE                              8720
Ishares Tr Barclays Fund   BOND ETF          464287226      1549    14069 SH      SOLE                             14069
Ishares Tr Barclays Tips   BOND ETF          464287176       925     8096 SH      SOLE                              8096
Ishares Tr Cohen & Steer   REIT ETF          464287564      3324    54165 SH      SOLE                             54165
Ishares Tr Msci EAFE Fd    EQUITY ETF        464287465      2894    60565 SH      SOLE                             60565
Ishares Tr Russell 2000    EQUITY ETF        464287655      1762    27402 SH      SOLE                             27402
Ishares Trust S&P 500      EQUITY ETF        464287200       211     3318 SH      SOLE                              3318
Johnson & Johnson          COM               478160104       207     3115 SH      SOLE                              3115
Nuveen Insd Muni Oppty     Closed Fd         670984103       393    27300 SH      SOLE                             27300
Level 3 Communications     COM               52729N100        27    17920 SH      SOLE                             17920
Pepsico Incorporated       COM               713448108       254     4107 SH      SOLE                              4107
Piedmont Office Rlty Tr    COM               720190206       920    56896 SH      SOLE                             56896
Praxair Inc                COM               74005P104       467     5000 SH      SOLE                              5000
SPDR S&P 500 Etf Tr        EQUITY ETF        78462F103     19210   169775 SH      SOLE                            169775
SCH US AGG Bnd Etf         BOND ETF          808524839       221     4302 SH      SOLE                              4302
Sector Spdr Tr Con Stpls   EQUITY ETF        81369Y308     10688   360367 SH      SOLE                            360367
Senesco Tech Inc New       COM               817208408        25   107960 SH      SOLE                            107690
Spdr Gold Trust            GOLD ETF          78463V107      5885    37232 SH      SOLE                             37232
VF Corporation             COM               918204108       318     2613 SH      SOLE                              2613
Vanguard Health Care       EQUITY ETF        92204A504     11251   198470 SH      SOLE                            198470
Vanguard Large Cap         EQUITY ETF        922908637       216     3567 SH      SOLE                              3567
Vanguard Small Cap         EQUITY ETF        922908751       490     7981 SH      SOLE                              7981
Vanguard Total World       EQUITY ETF        922042742       477    11724 SH      SOLE                             11724

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